UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        WASHINGTON, D.C. 20549
                                --------
                               FORM N-CSR
                                --------

         CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                         INVESTMENT COMPANIES

               INVESTMENT COMPANY ACT FILE NUMBER 811-08627

                             JOHNSON FAMILY OF FUNDS
               (Exact name of registrant as specified in charter)
                                --------


                        555 Main Street, Suite 400
                             Racine, WI 53403
             (Address of principal executive offices) (Zip code)

                        Forum Shareholder Services, LLC
                             Two Portland Square
                              Portland, ME 04101
                   (Name and address of agent for service)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-276-8272

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2003

                   DATE OF REPORTING PERIOD: APRIL 30, 2003

ITEM 1.    REPORTS TO STOCKHOLDERS.

                                 [LOGO OMITTED]
                                 JOHNSONFAMILY
                                 -------------
                                      FUNDS

              ----------------------------------------------------
                        APRIL 30, 2003 SEMI-ANNUAL REPORT
              ----------------------------------------------------

TABLE OF CONTENTS

Statements of Net Assets
     JohnsonFamily Intermediate Fixed Income Fund ........................  1
     JohnsonFamily Large Cap Value Fund ..................................  4
     JohnsonFamily Small Cap Value Fund ..................................  6
     JohnsonFamily International Value Fund ..............................  8

Statements of Operations ................................................. 13

Statements of Changes in Net Assets ...................................... 14

Financial Highlights ..................................................... 16

Notes to the Financial Statements ........................................ 20

Shareholder Voting Results................................................ 25

              ----------------------------------------------------
                                NOT FDIC-INSURED
              ----------------------------------------------------
                       May lose value. No bank guarantee.
              ----------------------------------------------------

Shares of JohnsonFamily Funds are distributed by an independent third party, SEI Investments
Distribution Co.

STATEMENT OF NET ASSETS APRIL 30, 2003 (UNAUDITED)
INTERMEDIATE FIXED INCOME FUND

  Principal
    Amount                                   Value
---------------------------------------------------------

              CORPORATE BONDS - 51.63%
              AUTOMOTIVE - 4.19%
 $1,500,000   AutoZone, Inc.,
              6.000%, 11/01/03           $ 1,531,875
    500,000   DaimlerChrysler,
              7.200%, 09/01/09               566,875
  1,000,000   General Motors Corp.,
              7.200%, 01/15/11             1,025,000
                                         -----------
                                           3,123,750
                                         -----------
              BANKS - 14.46%
  1,000,000   Citigroup, Inc.,
              5.750%, 05/10/06             1,094,607
    750,000   Federal Farm Credit Bank,
              MTN,
              6.125%, 01/22/13               823,692
  2,000,000   FleetBoston Financial Corp.,
              6.500%, 12/19/07             1,130,516
              5.750%, 01/15/09             1,097,500
  1,000,000   International Bank
              Reconstruction &
              Development,
              4.000%, 01/10/05             1,041,347
              Key Bank,
  1,000,000   7.375%, 09/15/08             1,158,613
  1,000,000   7.300%, 05/01/11             1,165,710
  1,000,000   Nationsbank Corp.,
              7.500%, 09/15/06             1,151,250
  1,000,000   SouthTrust Bank,
              6.125%, 01/09/28             1,102,890
  1,000,000   Wells Fargo Co.,
              3.500%, 04/04/08             1,009,692
                                         -----------
                                          10,775,817
                                         -----------
              DIVERSIFIED MANUFACTURING - 1.41%
  1,000,000   PPG Industries, Inc.,
              6.750%, 08/15/04             1,051,549
                                         -----------
              FINANCIAL - 18.90%
  1,000,000   Bear Stearns Co.,
              7.625%, 02/01/05             1,097,500
    500,000   Donaldson, Lufkin & Jenrette,
              6.500%, 04/01/08               565,000
              Ford Motor Credit Co.,
  2,000,000   6.700%, 07/16/04             2,075,436
    500,000   6.625%, 06/30/03               502,500

  Principal
    Amount                                   Value
----------------------------------------------------
              FINANCIAL - (CONTINUED)
$   500,000   General Motors
              Acceptance Corp.,
              6.750%, 01/15/06           $   527,244
  2,000,000   General Motors
              Acceptance Corp., MTN,
              6.750%, 11/03/03             2,044,476
    500,000   Goldman Sachs Group, Inc.,
              6.875%, 01/15/11               574,880
  1,000,000   Heller Financial,
              8.000%, 06/15/05             1,126,280
  1,500,000   Household Finance Corp.,
              5.750%, 01/30/07             1,629,947
  1,000,000   International Lease
              Finance Corp.,
              MTN, Series M,
              5.800%, 08/15/07             1,055,908
  1,000,000   Lehman Brothers Holdings,
              8.250%, 06/15/07             1,187,940
    500,000   Merrill Lynch & Co.,
              6.000%, 02/17/09               553,125
    500,000   Private Export Funding,
              Series B,
              6.490%, 07/15/07               573,125
    500,000   Salomon Smith Barney
              Holdings,
              6.500%, 02/15/08               565,625
                                         -----------
                                          14,078,986
                                         -----------
              GAS/NATURAL GAS - 2.50%
    225,000   Dominion Resources, Inc.,
              6.875%, 10/15/26               250,313
    500,000   Duke Capital Corp.,
              7.500%, 10/01/09               556,364
  1,000,000   National Fuel Gas Co.,
              MTN, Series D,
              6.820%, 08/01/04             1,056,250
                                         -----------
                                           1,862,927
                                         -----------
              MISCELLANEOUS BUSINESS SERVICES - 2.93%
  1,000,000   Cendant Corp.,
              6.250%, 01/15/08             1,068,091
  1,000,000   Computer Sciences Corp.,
              6.750%, 06/15/06             1,116,344
                                         -----------
                                           2,184,435
                                         -----------

                                        JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 1

STATEMENT OF NET ASSETS APRIL 30, 2003 (UNAUDITED)
INTERMEDIATE FIXED INCOME FUND (CONTINUED)

  Principal
    Amount                                   Value
---------------------------------------------------------
              TECHNOLOGY - 3.53%
              Computer Associates, Inc.,
              Series B,
 $1,000,000   6.500%, 04/15/08           $ 1,060,000
  1,500,000   6.375%, 04/15/05             1,567,500
                                         -----------
                                           2,627,500
                                         -----------
              TELEPHONES & TELECOMMUNICATIONS - 3.71%
              AT&T Broadband,
    496,000   9.455%, 11/15/22               661,654
    905,000   8.375%, 03/15/13             1,104,164
  1,000,000   TCI Communications, Inc.,
              6.375%, 05/01/03             1,000,000
                                         -----------
                                           2,765,818
                                         -----------
              TOTAL CORPORATE BONDS
              (cost $36,430,841)          38,470,782
                                         -----------
              COLLATERALIZED MORTGAGE
              OBLIGATIONS - 2.12%
    104,645   Federal Home Loan Mortgage
              Corporation, CMO, Series 2435,
              Class ND,
              6.000%, 12/15/12               104,954
    507,000   Federal Home Loan Mortgage
              Corporation, CMO, Series 2466,
              Class VB,
              6.500%, 07/15/13               537,782
    917,813   Federal National Mortgage
              Association, CMO,
              Series 1998-17, Class TE,
              6.250%, 09/18/26               933,744
                                         -----------
              TOTAL COLLATERALIZED MORTGAGE
              OBLIGATIONS
              (cost $1,567,838)            1,576,480
                                         -----------
              U.S. GOVERNMENT AGENCY
              OBLIGATIONS - 35.31%
  2,000,000   Federal Farm Credit Bank,
              MTN,
              5.240%, 10/01/08             2,205,740

  Principal
    Amount                                   Value
  --------------------------------------------------
              U.S. GOVERNMENT AGENCY
              OBLIGATIONS - (CONTINUED)
 $1,000,000   Federal Home Loan Bank,
              Series 8D08,
              5.250%, 11/14/08           $ 1,097,894
  1,000,000   Federal Home Loan Bank,
              Series GJ08,
              5.890%, 06/30/08             1,135,750
  1,000,000   Federal Home Loan Bank,
              Series IR09,
              6.500%, 08/14/09             1,174,014
    750,000   Federal Home Loan Bank,
              Series NV09,
              6.500%, 11/13/09               880,110
  3,000,000   Federal Home Loan Bank,
              Series TV06,
              4.875%, 11/15/06             3,241,674
  2,000,000   Federal Home Loan Bank,
              Series XW08,
              5.750%, 05/15/08             2,252,908
              Federal Home Loan Mortgage
              Corporation,
  1,000,000   6.375%, 08/01/11             1,093,582
  1,000,000   6.250%, 03/05/12             1,095,663
  2,000,000   5.125%, 10/15/08             2,193,040
              Federal National Mortgage
              Association,
    500,000   7.400%, 05/04/07               532,748
  1,000,000   6.400%, 05/14/09             1,045,000
  1,000,000   6.375%, 01/12/11             1,030,261
  1,000,000   6.250%, 02/17/11             1,035,233
  3,000,000   6.000%, 01/18/12             3,184,908
  1,000,000   5.920%, 06/26/08             1,006,873
              Federal National Mortgage
              Association, MTN,
  1,000,000   7.000%, 09/30/09             1,067,376
  1,000,000   6.420%, 03/09/09             1,040,190
                                         -----------
              TOTAL U.S. GOVERNMENT AGENCY
              OBLIGATIONS
              (cost $24,866,495)          26,312,964
                                         -----------
2 JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENT OF NET ASSETS APRIL 30, 2003 (UNAUDITED)
INTERMEDIATE FIXED INCOME FUND (CONCLUDED)

Number of Shares/
Principal Amount                           Value
----------------------------------------------------
              U.S. TREASURY OBLIGATIONS - 4.16%
              United States
              Treasury Bond,
 $  600,000   7.500%, 11/15/16           $   790,122
  1,000,000   6.250%, 05/15/30             1,204,961
  1,000,000   United States
              Treasury Note,
              7.500%, 02/15/05             1,107,650
                                         -----------
              TOTAL U.S. TREASURY OBLIGATIONS
              (cost $3,087,682)            3,102,733
                                         -----------
              MORTGAGE PASS-THROUGH
              OBLIGATION - 0.02%
     18,064   PNC Mortgage Securities, CMO,
              Series 1999-5, Class 2A6,
              6.750%, 07/25/29                18,030
                                         -----------
              TOTAL MORTGAGE PASS-THROUGH
              OBLIGATION
              (cost $18,108)                  18,030
                                         -----------
              SHORT-TERM INVESTMENTS - 7.04%
  2,200,339   SSGA Money Market Fund       2,200,339
  3,043,271   SSGA U.S. Government
              Money Market Fund            3,043,271
                                         -----------
              TOTAL SHORT-TERM INVESTMENTS
              (cost $5,243,610)            5,243,610
                                         -----------
              TOTAL INVESTMENTS - 100.28%
              (cost $71,214,574)          74,724,599
                                         -----------
              OTHER ASSETS AND LIABILITIES:
              Investment Advisory Fee
              Payable                        (27,449)
              Administration and Fund
              Accounting Fees Payable         (8,272)
              Distribution Fee Payable        (8,533)
              Other Assets and
              Liabilities, net              (164,002)
                                         -----------
              Other Assets,
              less Liabilities  - (0.28%)   (208,256)
                                         -----------

                                           Value
----------------------------------------------------
              NET ASSETS:
              Portfolio Shares (unlimited
              authorization -- no par value)
              based on 7,252,356 outstanding
              shares of beneficial
              interest                   $72,187,409
              Undistributed net
              investment income                5,408
              Accumulated net realized
              loss on investments         (1,186,499)
              Net unrealized appreciation
              on investments               3,510,025
                                         -----------
              NET ASSETS - 100.00%       $74,516,343
                                         ===========
              NET ASSETS VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE      $10.27
                                              ======

             CMO -- COLLATERALIZED MORTGAGE OBLIGATION
             MTN -- MEDIUM TERM NOTE
             SSGA -- STATE STREET GLOBAL ADVISERS

             THE ACCOMPANYING NOTES ARE AN INTEGRAL PART
             OF THE FINANCIAL STATEMENTS.

                                        JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 3

STATEMENT OF NET ASSETS APRIL 30, 2003 (UNAUDITED)
LARGE CAP VALUE FUND

   Number
  of Shares                                  Value
  --------------------------------------------------
              COMMON STOCK - 94.54%
              AEROSPACE & DEFENSE - 1.54%
     29,425   Raytheon Co.               $   880,690
                                         -----------
              AUTOMOTIVE - 2.68%
     78,700   Ford Motor Co.                 810,610
     19,875   General Motors Corp.           716,494
                                         -----------
                                           1,527,104
                                         -----------
              BANKS - 15.32%
     30,400   Associated Bancorp           1,062,176
     37,000   Banknorth Group, Inc.          883,560
     26,425   Citigroup, Inc.              1,037,181
     42,029   FleetBoston Financial Corp.  1,114,609
     30,000   JP Morgan Chase & Co.          880,500
     27,000   KeyCorp, Inc.                  650,970
     23,975   PNC Financial
              Services Group               1,052,502
     26,675   Union Planters Corp.           761,305
     34,000   Wachovia Corp.               1,299,140
                                         -----------
                                           8,741,943
                                         -----------
              CHEMICALS - 2.08%
     36,415   Dow Chemical Co.             1,188,586
                                         -----------
              CONSUMER STAPLES - 5.68%
     48,150   ConAgra Foods, Inc.          1,011,150
     63,020   Sara Lee Corp.               1,057,476
    121,655   Tyson Foods, Inc., Class A   1,171,538
                                         -----------
                                           3,240,164
                                         -----------
              DIVERSIFIED MANUFACTURING - 3.79%
     47,035   Honeywell International,
              Inc.                         1,110,026
     35,675   Textron, Inc.                1,052,056
                                         -----------
                                           2,162,082
                                         -----------
              ELECTRICAL SERVICES - 1.67%
     13,634   Centerpoint Energy, Inc.       107,708
     48,115   Duke Energy Corp.              846,343
                                         -----------
                                             954,051
                                         -----------

   Number
  of Shares                                  Value
  --------------------------------------------------

              ENERGY - 10.40%
     26,645   Anadarko Petroleum Corp.   $ 1,183,038
     19,225   ChevronTexaco Corp.          1,207,522
     51,850   Marathon Oil Corp.           1,180,624
     37,325   Occidental Petroleum Corp.   1,114,151
     45,135   Unocal Corp.                 1,250,240
                                         -----------
                                           5,935,575
                                         -----------
              ENTERTAINMENT - 3.32%
     98,325   Liberty Media Corp.,
              Class A*                     1,081,575
    109,620   Park Place Entertainment
              Corp.*                         815,573
                                         -----------
                                           1,897,148
                                         -----------
              FINANCIAL - 4.90%
     13,625   Bear Stearns Cos., Inc.        910,695
     17,625   Freddie Mac                  1,020,488
     21,045   Merrill Lynch & Co., Inc.      863,897
                                         -----------
                                           2,795,080
                                         -----------
              HEALTH CARE - 4.82%
     53,700   Bristol-Myers Squibb Co.     1,371,498
     76,280   Schering-Plough Corp.        1,380,668
                                         -----------
                                           2,752,166
                                         -----------
              HOUSEHOLD PRODUCTS - 1.66%
     66,150   Cendant Corp.*                 944,622
                                         -----------
              INSURANCE - 7.38%
     36,800   Allmerica Financial Corp.*     563,040
     19,090   MetLife, Inc.*                 548,456
     40,530   Nationwide Financial
              Services                     1,140,919
     33,175   Prudential Financial, Inc.*  1,060,605
     78,040   UnumProvident Corp.            897,460
                                         -----------
                                           4,210,480
                                         -----------
              MEDICAL PRODUCTS & SERVICES - 2.12%
     52,520   Baxter International, Inc.   1,207,960
                                         -----------
              METALS - 1.60%
     39,750   Alcoa, Inc.                    911,467
                                         -----------
              PRINTING & PUBLISHING - 1.79%
     50,725   RR Donnelley & Sons Co.      1,022,616
                                         -----------

4 JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENT OF NET ASSETS APRIL 30, 2003 (UNAUDITED)
LARGE CAP VALUE FUND (CONCLUDED)

   Number
  of Shares                                  Value
  --------------------------------------------------
              REAL ESTATE INVESTMENT TRUSTS - 2.29%
     47,595   Duke Realty Corp.          $ 1,304,103
                                         -----------
              RETAIL - 6.19%
     47,375   Albertson's, Inc.              940,867
     26,710   Federated Department
              Stores, Inc.*                  817,860
     59,875   McDonald's Corp.             1,023,863
     73,050   Toys `R' Us, Inc.*             748,763
                                         -----------
                                           3,531,353
                                         -----------
              TECHNOLOGY - 5.10%
     61,655   Apple Computer, Inc.*          875,501
     60,350   Check Point Software
              Technologies*                  949,305
     42,340   Microsoft Corp.*             1,082,634
                                         -----------
                                           2,907,440
                                         -----------
              TELEPHONES & TELECOMMUNICATIONS - 7.12%
     30,400   AT&T Corp.                     518,320
     45,935   BellSouth Corp.              1,170,883
     42,875   SBC Communications, Inc.     1,001,560
     36,100   Sprint Corp. (FON Group)       415,511
     25,550   Verizon Communications,
              Inc.                           955,059
                                         -----------
                                           4,061,333
                                         -----------
              UTILITIES - 3.09%
     49,510   Alliant Energy Corp.           869,396
     26,825   Pinnacle West Capital          891,126
                                         -----------
                                           1,760,522
                                         -----------
              TOTAL COMMON STOCK
              (cost $61,511,771)          53,936,485
                                         -----------

   Number
  of Shares                                  Value
  --------------------------------------------------
              SHORT-TERM INVESTMENTS - 4.79%
  2,033,187   SSGA Money Market Fund     $ 2,033,187
    697,595   SSGA U.S. Government
              Money Market Fund              697,595
                                         -----------
              TOTAL SHORT-TERM INVESTMENTS
              (cost $2,730,782)            2,730,782
                                         -----------
              TOTAL INVESTMENTS - 99.33%
              (cost $64,242,553)          56,667,267
                                         -----------
              OTHER ASSETS AND LIABILITIES:
              Investment Advisory Fee
              Payable                        (32,840)
              Administration and Fund
              Accounting Fees Payable         (8,272)
              Distribution Fee Payable       (12,337)
              Other Assets and
              Liabilities, net               437,231
                                         -----------
              Other Assets,
              less Liabilities - 0.67%       383,782
                                         -----------
              NET ASSETS:
              Portfolio Shares (unlimited
              authorization -- no par value)
              based on 7,827,716 outstanding
              shares of beneficial
              interest                    66,506,938
              Undistributed net investment
              income                         123,156
              Accumulated net realized loss
              on investments              (2,003,759)
              Net unrealized depreciation
              on investments              (7,575,286)
                                         -----------
              NET ASSETS - 100.00%       $57,051,049
                                         ===========
              NET ASSETS VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE       $7.29
                                               =====

             * NON-INCOME PRODUCING SECURITY.
             SSGA -- STATE STREET GLOBAL ADVISERS.

             THE ACCOMPANYING NOTES ARE AN INTEGRAL
             PART OF THE FINANCIAL STATEMENTS.

                                        JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 5

STATEMENT OF NET ASSETS APRIL 30, 2003 (UNAUDITED)
SMALL CAP VALUE FUND

   Number
  of Shares                                  Value
  --------------------------------------------------
              COMMON STOCK - 97.24%
              AUTOPARTS - 1.70%
    114,260   Pep Boys-Manny Moe & Jack  $   978,066
                                         -----------
              BANKS - 9.68%
     24,055   Associated Bancorp             840,482
     84,145   Colonial Bancgroup, Inc.     1,071,166
     59,025   Greater Bay Bancorp            944,400
     28,445   MAF Bancorp, Inc.              960,303
     53,000   Riggs National Corp.           733,520
     27,490   Webster Financial Corp.      1,031,974
                                         -----------
                                           5,581,845
                                         -----------
              BASIC - CHEMICALS - 1.54%
     28,120   Lubrizol Corp.                 888,873
                                         -----------
              BASIC - METAL - 1.49%
    114,745   Ryerson Tull, Inc.             861,735
                                         -----------
              BASIC - PAPER - 1.50%
    163,700   Buckeye Technologies, Inc.*    867,610
                                         -----------
              BROADCASTING, NEWSPAPERS
              & ADVERTISING - 1.77%
    294,832   Paxson Communications Corp.* 1,020,119
                                         -----------
              CONSUMER DURABLE - 2.48%
    139,423   National RV Holdings, Inc.*    543,750
    126,610   Visteon Corp.                  887,536
                                         -----------
                                           1,431,286
                                         -----------
              CONSUMER STAPLES - 8.24%
    170,250   DIMON, Inc.                  1,116,840
     84,960   Interstate Bakeries            889,531
     33,000   The Robert Mondavi
              Corp., Class A*                809,820
     56,965   Supervalu, Inc.                938,213
    103,985   Tyson Foods, Inc., Class A   1,001,376
                                         -----------
                                           4,755,780
                                         -----------
              ENERGY - 1.36%
     37,775   Forest Oil Corp.*              784,965
                                         -----------
              FINANCIAL SERVICES - 1.41%
     45,935   W. P. Stewart & Co. Ltd.       815,346
                                         -----------

   Number
  of Shares                                  Value
  --------------------------------------------------
              HEALTH CARE - 8.52%
     47,930   Alpharma, Inc., Class  A   $   893,895
     44,405   Apria Healthcare
              Group, Inc.*                 1,041,297
    305,600   Bio-Technology
              General Corp.*               1,057,376
     44,835   Sybron Dental
              Specialties, Inc.*            912,392
    225,370   Theragenics Corp.*           1,007,404
                                         -----------
                                           4,912,364
                                         -----------
              INDUSTRIAL - 5.13%
     26,970   Genlyte Group, Inc.*         1,017,308
    212,550   Intertape Polymer
              Group, Inc.*                 1,062,750
     87,795   Myers Industries, Inc.         881,462
                                         -----------
                                           2,961,520
                                         -----------
              INSURANCE - 4.05%
     60,460   Allmerica Financial Corp.*     925,038
     32,000   AmerUs Group Co.               838,080
     67,130   PMA Capital Corp., Class A     573,290
                                         -----------
                                           2,336,408
                                         -----------
              LEISURE & RECREATIONAL PRODUCTS - 3.44%
     69,875   Callaway Golf Co.              973,359
     77,760   Jakks Pacific, Inc.*         1,010,880
                                         -----------
                                           1,984,239
                                         -----------
              MACHINERY - 4.70%
    115,555   Columbus McKinnon Corp.*       177,955
    161,060   JLG Industries, Inc.           876,166
     40,285   Lincoln Electric
              Holdings, Inc.                 773,835
     39,900   Lufkin Industries, Inc.        884,982
                                         -----------
                                           2,712,938
                                         -----------
              MEDICAL PRODUCTS & SERVICES - 1.86%
     61,715   Conmed Corp.*                1,075,075
                                         -----------
              PETROLEUM REFINING - 1.36%
     29,130   Tidewater, Inc.                783,597
                                         -----------
              PRINTING & PUBLISHING - 1.57%
     44,800   RR Donnelley & Sons Co.        903,168
                                         -----------
              PROFESSIONAL SPORTS - 0.89%
    143,845   Championship Auto Racing
              Teams, Inc.*                   514,965
                                         -----------

6 JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENT OF NET ASSETS APRIL 30, 2003 (UNAUDITED)
SMALL CAP VALUE FUND (CONCLUDED)

   Number
  of Shares                                  Value
  --------------------------------------------------
              REAL ESTATE INVESTMENT TRUSTS - 6.18%
     36,365   Arden Realty, Inc.         $   866,578
     33,765   Healthcare Realty
              Trust, Inc.                    929,550
     26,850   Home Properties of NY, Inc.    932,501
     41,800   New Plan Excel Realty Trust    835,164
                                         -----------
                                           3,563,793
                                         -----------
              RETAIL - 8.07%
    192,055   Goody's Family
              Clothing, Inc.*                944,911
     37,850   Papa John's
              International, Inc.*           900,073
     53,250   Payless Shoesource, Inc.*      844,545
     76,775   Ryan's Family
              Steak Houses, Inc.*            951,242
    123,155   Tommy Hilfiger Corp.*        1,012,334
                                         -----------
                                           4,653,105
                                         -----------
              SEMI-CONDUCTOR - 1.53%
     44,500   Actel Corp.*                   881,545
                                         -----------
              SERVICES - 1.22%
    106,005   Prime Hospitality Corp.*       705,993
                                         -----------
              SPECIALTY MACHINERY - 1.29%
     18,435   Tecumseh Products Co.,
              Class A                        741,824
                                         -----------
              TECHNOLOGY - 9.05%
     60,380   Activision, Inc.*              923,814
     54,335   Check Point Software
              Technologies*                  854,690
     92,735   Computer Network
              Technology Corp.*              524,880
     48,210   DSP Group, Inc.*             1,007,589
     65,550   NCO Group, Inc.*             1,097,963
     49,165   Verity, Inc.*                  812,697
                                         -----------
                                           5,221,633
                                         -----------
              TRANSPORTATION - 1.87%
     40,300   Alexander & Baldwin, Inc.    1,076,413
                                         -----------
              UTILITIES - 5.34%
     73,125   Alliant Energy Corp.         1,284,075
     19,325   NSTAR                          834,840
     46,390   Southwest Gas Corp.            963,056
                                         -----------
                                           3,081,971
                                         -----------
              TOTAL COMMON STOCK
              (cost $61,060,151)          56,096,176
                                         -----------

   Number
  of Shares                                  Value
  --------------------------------------------------
              SHORT-TERM INVESTMENTS - 3.71%
  1,912,583   SSGA Money Market Fund     $ 1,912,583
    229,647   SSGA U.S. Government
              Money Market Fund              229,647
                                         -----------
              TOTAL SHORT-TERM INVESTMENTS
              (cost $2,142,230)            2,142,230
                                         -----------
              TOTAL INVESTMENTS - 100.95%
              (cost $63,202,381)          58,238,406
                                         -----------
              OTHER ASSETS AND LIABILITIES:
              Investment Advisory Fee
              Payable                        (34,510)
              Administration and Fund
              Accounting Fees Payable         (8,272)
              Distribution Fee Payable       (12,818)
              Other Assets and
              Liabilities, net              (494,241)
                                         -----------
              Other Assets,
              less Liabilities - (0.95)%    (549,841)
                                         -----------
              NET ASSETS:
              Portfolio Shares (unlimited
              authorization -- no par
              value) based on 5,947,438
              outstanding shares of
              beneficial interest         62,582,301
              Undistributed net
              investment income              120,478
              Accumulated net realized
              loss on investments            (50,239)
              Net unrealized depreciation
              on investments              (4,963,975)
                                         -----------
              NET ASSETS - 100.00%       $57,688,565
                                         ===========
              NET ASSETS VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE       $9.70
                                               =====

             * NON-INCOME PRODUCING SECURITY.
             LTD. -- LIMITED
             SSGA -- STATE STREET GLOBAL ADVISERS.

             THE ACCOMPANYING NOTES ARE AN INTEGRAL
             PART OF THE FINANCIAL STATEMENTS.

                                        JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 7

STATEMENT OF NET ASSETS APRIL 30, 2003 (UNAUDITED)
INTERNATIONAL VALUE FUND

   Number
  of Shares                                  Value
  --------------------------------------------------
              FOREIGN STOCKS - 90.90%
              AUSTRALIA - 3.34%
     55,000   CSR Ltd.                   $    61,241
     12,200   National Australia
              Bank Ltd.                      248,031
     55,000   Rinker Group Ltd.*             167,209
     10,000   Rio Tinto Ltd.                 198,800
     78,000   Santos Ltd.                    282,999
     70,000   Telstra Corp. Ltd.             184,350
     26,200   Westpac Banking Corp. Ltd.     260,755
                                         -----------
                                           1,403,385
                                         -----------
              AUSTRIA - 0.80%
      2,800   OMV                            336,229
                                         -----------
              BELGIUM - 1.61%
      6,600   Almanij                        247,484
      1,000   Electrabel                     239,717
     11,500   Fortis                         191,483
                                         -----------
                                             678,684
                                         -----------
              CANADA - 4.98%
     10,300   Alcan, Inc.                    301,547
      8,500   BCE, Inc.                      167,974
      7,400   Canadian Imperial Bank
              of Commerce                    246,564
     18,000   Domtar, Inc.                   190,088
     45,000   Hudson's Bay Co.               318,381
     22,200   Husky Energy, Inc.             253,785
      4,500   Magna International, Inc.,
              Class A                        264,272
     13,700   Quebecor, Inc., Class A*       139,426
      9,000   Toronto Dominion Bank          212,923
                                         -----------
                                           2,094,960
                                         -----------
              DENMARK - 1.08%
     14,000   Danske Bank A/S                269,366
      7,400   TDC A/S                        184,092
                                         -----------
                                             453,458
                                         -----------
              FINLAND - 5.01%
     10,000   Kone Oyj, B Shares             340,380
     26,000   M-real Oyj, B Shares           204,563
     38,500   Nokia Oyj                      651,365
     14,700   Orion-Yhtyma Oyj, B Shares     246,078
     26,000   Sampo Oyj, A Shares            188,604
     18,000   Stora Enso Oyj, R Shares       195,657
     17,000   TietoEnator Oyj                281,734
                                         -----------
                                           2,108,381
                                         -----------

   Number
  of Shares                                  Value
  --------------------------------------------------
              FRANCE - 5.64%
     13,000   BNP Paribas                $   610,206
     13,000   Cie de Saint-Gobain            450,038
      4,500   Peugeot SA                     210,623
      7,000   Renault SA                     302,715
      7,100   Societe Assurances
              Generales de France            235,252
      4,200   Societe Generale, Class A      256,859
      2,337   TotalFinaElf SA                306,451
      2,700   TotalFinaElf SA Strip VVPR*         30
                                         -----------
                                           2,372,174
                                         -----------
              GERMANY - 3.90%
      7,500   Bayer AG                       136,849
     10,700   Deutsche Telekom AG            143,056
      7,800   Fresenius Medical Care AG      391,455
      3,700   Gehe AG                        146,752
      5,000   Merck KGaA                     134,311
      5,200   Siemens AG                     259,229
     13,000   Suedzucker AG                  220,231
      6,000   Volkswagen AG                  210,924
                                         -----------
                                           1,642,807
                                         -----------
              GREECE - 1.25%
     14,555   Hellenic Telecommunications
              Organization SA                155,936
     11,000   National Bank of Greece SA     154,187
     34,000   Vodafone-Panafon SA            215,522
                                         -----------
                                             525,645
                                         -----------
              HONG KONG - 6.46%
    202,000   Asia Satellite
              Telecommunications
              Holdings Ltd.                  279,726
    700,000   Beijing Datang Power
              Generation Co. Ltd.*           275,995
    150,000   Cheung Kong Infrastructure
              Holdings Ltd.                  280,803
    160,000   China Mobile Ltd.              321,065
  1,200,000   China Petroleum and
              Chemical Corp.                 236,952
    100,000   Citic Pacific Ltd.             170,534
     46,400   CLP Holdings Ltd.              189,787
  1,170,000   Giordano International
              Ltd.*                          315,038
    225,000   Hang Lung Group Ltd.           175,983
     48,000   Hong Kong Electric Holdings    192,639
     69,500   Swire Pacific Ltd., Class A    275,361
                                         -----------
                                           2,713,883
                                         -----------

8 JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENT OF NET ASSETS APRIL 30, 2003 (UNAUDITED)
INTERNATIONAL VALUE FUND (CONTINUED)

   Number
  of Shares                                  Value
  --------------------------------------------------

              INDONESIA - 0.71%
    300,000   Gudang Garam PT            $   299,187
                                         -----------
              IRELAND - 0.77%
      6,000   Allied Irish Banks PLC          92,070
     15,000   Allied Irish Banks PLC
              (London Shares)                231,012
                                         -----------
                                             323,082
                                         -----------
              ITALY - 1.15%
    111,600   Parmalat Finanziaria SPA       285,209
     24,200   Telecom Italia SPA             197,693
                                         -----------
                                             482,902
                                         -----------
              JAPAN - 16.14%
     13,000   Aderans Co. Ltd.               238,177
     11,000   C&S Co. Ltd.                   151,635
      8,000   Canon, Inc.                    323,327
     14,000   Denso Corp.                    199,564
     48,000   Fuji Heavy Industries Ltd.     171,860
     10,000   Fuji Photo Film Co. Ltd.       254,905
     28,000   Hitachi Chemical Co. Ltd.      253,094
     50,000   Hitachi Ltd.                   166,862
     10,000   Honda Motor Co. Ltd.           331,209
         30   Japan Tobacco, Inc.            174,828
    110,000   Kubota Corp.                   253,648
      5,500   Kyocera Corp.                  268,405
     20,000   Kyushu Electric Power          310,917
         15   Mitsubishi Tokyo Financial
              Group, Inc.                     50,814
     22,000   Nippon Electric
              Glass Co. Ltd.                 240,919
     21,000   Nippon Meat Packers, Inc.      188,588
         95   Nippon Telegraph &
              Telephone Corp.                332,970
     11,000   Nissin Food Products
              Co. Ltd.                       239,812
     25,000   Nomura Holdings, Inc.          247,568
        100   NTT Data Corp.                 236,458
     12,000   Ricoh Co. Ltd.                 184,035
     10,000   Sankyo Co. Ltd.                205,014
     57,000   Sumitomo Chemical Co. Ltd.     154,377
         28   Sumitomo Mitsui Financial
              Group Inc.*                     43,904
      7,000   Takeda Chemical
              Industries Ltd.                256,499

   Number
  of Shares                                  Value
  --------------------------------------------------

              JAPAN - (CONTINUED)
      4,500   Takefuji Corp.             $   234,320
      8,400   Tokyo Electric Power Co.       170,451
     30,000   Toppan Forms Co. Ltd.          262,368
     15,000   Toyota Motor Corp.             339,594
     12,000   Yamanouchi
              Pharmaceutical Co. Ltd.        302,868
                                         -----------
                                           6,788,990
                                         -----------
              LUXEMBOURG - 0.45%
     16,900   Arcelor                        191,244
                                         -----------
              MALAYSIA - 0.22%
     45,000   Malayan Banking BHD             93,553
                                         -----------
              MEXICO - 0.79%
    187,000   Carso Global Telecom SA*       210,766
     26,780   Cemex SA                       121,384
                                         -----------
                                             332,150
                                         -----------
              NETHERLANDS - 5.90%
     21,400   ABN Amro Holding NV            361,580
     22,880   Aegon NV                       232,615
     11,000   CSM                            214,953
      4,500   DSM NV                         196,862
      8,700   Hunter Douglas NV              254,381
     17,850   ING Groep NV                   289,845
     18,000   Koninklijke Vendex KBB NV      176,774
     25,000   OCE NV                         235,476
     12,700   Royal Dutch Petroleum Co.      519,448
                                         -----------
                                           2,481,934
                                         -----------
              NORWAY - 1.38%
     57,000   DnB Holding ASA                272,057
      8,600   Norske Skogindustrier ASA      117,980
     11,000   Orkla ASA                      191,774
                                         -----------
                                             581,811
                                         -----------
              PORTUGAL - 0.54%
     32,000   Portugal Telecom SGPS SA       228,914
                                         -----------
              SINGAPORE - 1.04%
     40,000   DBS Group Holdings Ltd.        195,990
     53,500   Fraser and Neave Ltd.          241,045
                                         -----------
                                             437,035
                                         -----------

                                        JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 9

STATEMENT OF NET ASSETS APRIL 30, 2003 (UNAUDITED)
INTERNATIONAL VALUE FUND (CONTINUED)

   Number
  of Shares                                  Value
  --------------------------------------------------
              SPAIN - 4.93%
     40,000   Banco Santander Central
              Hispano SA                 $   314,266
     23,200   Endesa SA                      329,077
     11,000   Formento de Constucciones
              Y Contratas SA                 281,612
     18,000   Iberdrola SA                   289,870
     24,000   Repsol YPF SA                  349,531
     21,762   Telefonica SA*                 240,678
     26,000   Vallehermoso SA                268,688
                                         -----------
                                           2,073,722
                                         -----------
              SWEDEN - 1.72%
     15,000   Foreningssparbanken            203,553
     11,000   Sandvik                        279,717
     23,000   Skandinaviska Enskilda
              Banken, Class A                239,006
                                         -----------
                                             722,276
                                         -----------
              SWITZERLAND - 1.61%
      7,000   Novartis AG                    276,119
     10,500   STMicroelectronics NV          217,017
      2,800   Swiss Reinsurance              182,910
                                         -----------
                                             676,046
                                         -----------
              UNITED KINGDOM - 19.48%
     34,000   Abbey National PLC             241,544
     25,000   Alliance & Leicester PLC       324,045
     11,880   Anglo American PLC             172,086
     28,000   Associated British
              Foods PLC                      240,984
      6,000   AstraZeneca PLC                235,422
     18,125   AWG PLC                        155,125
     55,400   BAE Systems PLC                112,450
     51,800   Barclays PLC                   357,857
    128,000   BP PLC                         811,144
     40,000   Cadbury Schweppes PLC          222,796
     15,874   GlaxoSmithKline PLC            318,148
     46,000   HBOS PLC                       538,898

   Number
  of Shares                                  Value
  --------------------------------------------------
              UNITED KINGDOM - (CONTINUED)
     17,000   HSBC Holdings PLC          $   186,252
     24,800   HSBC Holdings PLC -
              Hong Kong                      271,084
     36,900   Kelda Group PLC                242,684
     69,090   Kingfisher PLC                 269,984
    158,120   Legal & General Group PLC      195,854
    146,000   Old Mutual PLC                 214,094
     22,000   Provident Financial PLC        201,827
     26,000   Prudential PLC                 159,154
     50,000   Rank Group PLC                 193,188
     16,300   Royal Bank of Scotland
              Group PLC                      427,505
     60,000   Safeway PLC                    260,834
     23,000   Scottish & Newcastle PLC       131,416
     60,800   Shell Transport &
              Trading Co. PLC                364,158
     60,000   Shire Pharmaceuticals PLC*     385,498
     22,000   United Utilities PLC           211,321
    220,000   Vodafone Group PLC             434,245
     32,000   Whitbread PLC                  316,837
                                         -----------
                                           8,196,434
                                         -----------
              TOTAL FOREIGN STOCKS
              (cost $41,946,043)          38,238,886
                                         -----------
              FOREIGN PREFERRED STOCK - 1.46%
              BRAZIL - 1.46%
  4,000,000   Banco Itau Holding
              Financeira SA                  267,591
      4,900   Cia Vale do Rio Doce,
              Class A                        131,544
     12,600   Petroleo Brasileiro SA         217,891
                                         -----------
              TOTAL FOREIGN PREFERRED STOCK
              (cost $642,540)                617,026
                                         -----------

10 JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENT OF NET ASSETS APRIL 30, 2003 (UNAUDITED)
INTERNATIONAL VALUE FUND (CONTINUED)

   Number
  of Shares                                  Value
  --------------------------------------------------
              SHORT-TERM INVESTMENTS - 6.70%
  1,681,838   SSGA Money Market Fund     $ 1,681,838
  1,135,384   SSGA U.S. Government
              Money Market Fund            1,135,384
                                         -----------
              TOTAL SHORT-TERM INVESTMENTS
              (cost $2,817,222)            2,817,222
                                         -----------
              TOTAL INVESTMENTS - 99.06%
              (cost $45,405,805)          41,673,134
                                         -----------
              OTHER ASSETS AND LIABILITIES:
              Investment Advisory Fee
              Payable                        (29,726)
              Administration and Fund
              Accounting Fees Payable         (8,272)
              Distribution Fee Payable        (9,476)
              Other Assets and
              Liabilities, net               442,188
                                         -----------
              Other Assets,
              less Liabilities - 0.94%       394,714
                                         -----------

              NET ASSETS:
              Portfolio Shares (unlimited
              authorization -- no par
              value) based on 4,961,388
              outstanding shares of
              beneficial interest         48,111,987
              Undistributed net
              investment income              290,252
              Accumulated net realized
              loss on investments         (2,608,936)
              Net unrealized depreciation
              on investments              (3,732,671)
              Net unrealized
              appreciation on translation
              of assets and liabilities
              in foreign currencies            7,216
                                         -----------
              NET ASSETS - 100.00%       $42,067,848
                                         ===========
              NET ASSETS VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE       $8.48
                                               =====

             * NON-INCOME PRODUCING SECURITY.
             LTD. -- LIMITED
             PLC -- PUBLIC LIMITED COMPANY
             SSGA -- STATE STREET GLOBAL ADVISERS.

             THE ACCOMPANYING NOTES ARE AN INTEGRAL
             PART OF THE FINANCIAL STATEMENTS.

                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 11

STATEMENT OF NET ASSETS APRIL 30, 2003 (UNAUDITED)
INTERNATIONAL VALUE FUND (CONCLUDED)

As of April 30, 2003, the International Equity Fund's sector diversification was as follows:
                                              % OF
INDUSTRY/SECTOR                    VALUE   NET ASSETS
                                   -----   ----------
Banks                          $ 6,895,364     16.39%
Telephones & Telecommunications  3,948,352      9.38
Food, Beverage & Tobacco         3,520,787      8.37
Petroleum Refining               3,460,727      8.23
Medical Products and Services    2,693,150      6.40
Electrical Services              2,165,315      5.15
Automotive                       2,030,761      4.83
Retail                           1,548,649      3.68
Insurance                        1,509,724      3.59
Diversified Operations           1,472,192      3.50
Building                         1,362,287      3.24
Financial                        1,119,803      2.66
Office Automation & Equipment      742,838      1.77
Basic-Chemicals                    741,182      1.76
Electronic Components              726,341      1.73
Basic-Paper                        708,288      1.68
Basic-Metals                       691,591      1.64
Industrial                         594,028      1.41
Computer Services                  518,192      1.23
Entertainment                      459,395      1.09
Real Estate                        444,671      1.06
Consumer Staples                   279,717      0.66
Photo Equipment & Supplies         254,905      0.61
Beauty Products                    238,177      0.57
Aerospace/Defense                  112,450      0.27
                               -----------    -------
Total Foreign Stock             38,238,886     90.90
Foreign Preferred Stock            617,026      1.46
Short-Term Investments           2,817,222      6.70
                               -----------    -------
Total Investments               41,673,134     99.06
Other Assets, less Liabilities     394,714      0.94
                               -----------    -------
Total Net Assets               $42,067,848    100.00%
                               ===========    =======

12 JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)

                                                  INTERMEDIATE        LARGE CAP        SMALL CAP       INTERNATIONAL
                                                FIXED INCOME FUND    VALUE FUND       VALUE FUND        VALUE FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                                           $1,927,058       $    15,022      $    10,003        $   10,673
Dividends (net of withholding taxes of $0, $0,
$0, and $80,456, respectively)                             --           783,313          571,833           617,225
                                                   ----------       -----------       ----------        ----------
   TOTAL INVESTMENT INCOME                          1,927,058           798,335          581,836           627,898
                                                   ----------       -----------       ----------        ----------
EXPENSES:
Investment advisory fees                              165,565           189,035          221,477           172,482
Administration and fund accounting fees                49,810            49,810           49,810            49,810
Distribution fees                                      45,991            63,012           73,826            47,912
Transfer agent fees and expenses                       11,422             8,995           15,833             7,720
Federal and state registration fees                     7,344             7,701            7,925             7,550
Custody fees                                            4,971             3,434            4,816            19,749
Directors' fees and expenses                            4,480             4,480            4,480             4,480
Pricing fees                                            4,366               325              334             3,066
Insurance fees                                          4,003             4,003            4,003             4,003
Legal fees                                              3,578             3,578            3,578             3,578
Printing fees                                           3,484             3,227            3,209             3,164
Audit fees                                              2,809             2,809            2,809             2,809
Amortization of organizational costs                    2,400             2,400            2,400             2,400
Miscellaneous                                           1,427             1,261            1,327             1,178
                                                   ----------       -----------       ----------        ----------
   TOTAL EXPENSES                                     311,650           344,070          395,827           329,901
                                                   ----------       -----------       ----------        ----------
NET INVESTMENT INCOME                               1,615,408           454,265          186,009           297,997
                                                   ----------       -----------       ----------        ----------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
   AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) on investments              (295,415)       (1,733,939)         284,654          (433,156)
Net realized gain on foreign currency transactions         --                --               --             6,773
Net change in unrealized appreciation
   on investments                                   2,460,158         3,931,249        3,294,728         2,324,357
Net change in unrealized appreciation on
   translation of assets and liabilities in
   foreign currency                                        --                --               --             4,362
                                                   ----------       -----------       ----------        ----------
Net realized and unrealized gain on
   investments and foreign currency transactions    2,164,743         2,197,310        3,579,382         1,902,336
                                                   ----------       -----------       ----------        ----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                 $3,780,151       $ 2,651,575       $3,765,391        $2,200,333
                                                   ==========       ===========       ==========        ==========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 13

STATEMENTS OF CHANGES IN NET ASSETS

                                                    INTERMEDIATE                             LARGE CAP
                                                  FIXED INCOME FUND                         VALUE FUND
                                        ------------------------------------  ------------------------------------
                                            SIX MONTHS        FISCAL YEAR        SIX MONTHS        FISCAL YEAR
                                               ENDED             ENDED              ENDED            ENDED,
                                          APRIL 30, 2003      OCTOBER 31,      APRIL 30, 2003      OCTOBER 31,
                                            (UNAUDITED)           2002           (UNAUDITED)           2002
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                     $  1,615,408        $ 3,539,219        $  454,265       $   668,216
Net realized gain (loss)
   on investments                             (295,415)           299,034        (1,733,939)         (172,174)
Net realized gain (loss) on foreign
   currency transactions                            --                 --                --                --
Net change in unrealized appreciation
   (depreciation) on investments             2,460,158         (1,750,623)        3,931,249        (8,354,201)
Net change in unrealized
   appreciation on translation of
   assets and liabilities in foreign
   currency                                         --                 --                --               --
                                          ------------        -----------       -----------       -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                 3,780,151          2,087,630         2,651,575        (7,858,159)
                                          ------------        -----------       -----------       -----------
DISTRIBUTIONS PAID FROM:
Net investment income                       (1,614,672)        (3,539,245)         (430,973)         (588,637)
Net realized gains                                  --                --                 --          (794,814)
                                          ------------        -----------       -----------       -----------
TOTAL DISTRIBUTIONS                         (1,614,672)        (3,539,245)         (430,973)       (1,383,451)
                                          ------------        -----------       -----------       -----------
CAPITAL STOCK TRANSACTIONS 1:
Shares sold                                 12,910,973         15,378,891        10,666,573        14,824,187
Proceeds from reinvestment of
   distributions                               867,438          1,879,787           278,812         1,129,125
Redemption fees 2                                   --                 --                 2                --
Shares redeemed                            (15,495,792)       (17,423,186)       (4,137,168)       (6,918,675)
                                          ------------        -----------       -----------       -----------
NET INCREASE (DECREASE) FROM SHARE
   TRANSACTIONS                             (1,717,381)          (164,508)        6,808,219         9,034,637
                                          ------------        -----------       -----------       -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS        448,098         (1,616,123)        9,028,821          (206,973)
                                          ------------        -----------       -----------       -----------
NET ASSETS:
Beginning of period                         74,068,245         75,684,368        48,022,228        48,229,201
                                          ------------        -----------       -----------       -----------
End of period                             $ 74,516,343        $74,068,245       $57,051,049       $48,022,228
                                          ============        ===========       ===========       ===========
UNDISTRIBUTED NET INVESTMENT INCOME
   INCLUDED IN NET ASSETS AT
   END OF PERIOD                          $      5,408        $     4,672       $   123,156       $    99,864
                                          ============        ===========       ===========       ===========

1 SEE NOTE 3 OF NOTES TO THE FINANCIAL STATEMENTS.
2 SEE NOTE 6 OF NOTES TO THE FINANCIAL STATEMENTS.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

14 JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

                                                         SMALL CAP                           INTERNATIONAL
                                                        VALUE FUND                            VALUE FUND
                                        ---------------------------------------  ------------------------------------
                                              SIX MONTHS        FISCAL YEAR          SIX MONTHS         FISCAL YEAR
                                                 ENDED             ENDED                ENDED              ENDED
                                            APRIL 30, 2003      OCTOBER 31,        APRIL 30, 2003       OCTOBER 31,
                                              (UNAUDITED)           2002             (UNAUDITED)           2002
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
Net investment income                       $    186,009      $    438,740         $   297,997         $   350,787
Net realized gain (loss)
   on investments                                284,654          (106,305)           (433,156)         (1,812,495)
Net realized gain (loss) on foreign
   currency transactions                              --               --                6,773             (68,929)
Net change in unrealized appreciation
   (depreciation) on investments               3,294,728        (9,397,775)          2,324,357            (802,270)
Net change in unrealized
   appreciation on translation of
   assets and liabilities in foreign
   currency                                           --              --                 4,362               2,568
                                            ------------      ------------         -----------         -----------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   3,765,391        (9,065,340)          2,200,333          (2,330,339)
                                            ------------      ------------         -----------         -----------
DISTRIBUTIONS PAID FROM:
Net investment income                           (384,895)         (529,019)           (296,105)           (153,614)
Net realized gains                                    --        (6,628,980)                 --                 --
                                            ------------      ------------         -----------         -----------
TOTAL DISTRIBUTIONS                             (384,895)       (7,157,999)           (296,105)           (153,614)
                                            ------------      ------------         -----------         -----------
CAPITAL STOCK TRANSACTIONS 1:
Shares sold                                    7,298,990        41,528,265           7,926,913          16,896,265
Proceeds from reinvestment of
   distributions                                 256,431         6,745,252             170,746              94,241
Redemption fees 2                                  9,723             1,473                 755               1,079
Shares redeemed                              (13,433,669)      (25,751,711)         (5,094,426)         (8,813,160)
                                            ------------      ------------         -----------         -----------
NET INCREASE (DECREASE) FROM SHARE
   TRANSACTIONS                               (5,868,525)       22,523,279           3,003,988           8,178,425
                                             -----------       -----------         -----------         -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS       (2,488,029)        6,299,940           4,908,216           5,694,472
                                            ------------      ------------         -----------         -----------
NET ASSETS:
Beginning of period                           60,176,594        53,876,654          37,159,632          31,465,160
                                            ------------      ------------         -----------         -----------
End of period                               $ 57,688,565      $ 60,176,594         $42,067,848         $37,159,632
                                            ============      ============         ===========         ===========
UNDISTRIBUTED NET INVESTMENT INCOME
   INCLUDED IN NET ASSETS AT END OF PERIOD  $    120,478      $    319,364         $   290,252         $   281,587
                                            ============      ============         ===========         ===========

                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 15

FINANCIAL HIGHLIGHTS

                                                                            INTERMEDIATE
                                                                          FIXED INCOME FUND
                                   ------------------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED     FISCAL YEAR   FISCAL YEAR  FISCAL YEAR   FISCAL YEAR     PERIOD
                                             APRIL 30, 2003    ENDED         ENDED        ENDED         ENDED         ENDED
                                               (UNAUDITED) OCT. 31, 2002 OCT. 31, 2001 OCT. 31, 2000 OCT. 31, 1999 OCT. 31, 1998 1
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $  9.98       $ 10.18      $  9.44      $  9.50        $ 10.27       $ 10.00
                                                 -------       -------      -------      -------        -------       -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                               0.22          0.47         0.55         0.56           0.54          0.31
Net realized and unrealized gain (loss)
   on investments                                   0.29         (0.20)        0.74        (0.06)         (0.77)         0.27
                                                 -------       -------      -------      -------        -------       -------
     TOTAL FROM INVESTMENT OPERATIONS               0.51          0.27         1.29         0.50          (0.23)         0.58
                                                 -------       -------      -------      -------        -------       -------

LESS DISTRIBUTIONS PAID:
From net investment income                         (0.22)        (0.47)       (0.55)       (0.56)         (0.53)        (0.31)
From capital gains                                    --            --          --            --          (0.01)           --
                                                 -------       -------      -------      -------        -------       -------
     TOTAL DISTRIBUTIONS                           (0.22)        (0.47)       (0.55)       (0.56)         (0.54)        (0.31)
                                                 -------       -------      -------      -------        -------       -------

NET ASSET VALUE, END OF PERIOD                   $ 10.27       $  9.98      $ 10.18      $  9.44        $  9.50       $ 10.27
                                                 =======       =======      =======      =======        =======       =======

TOTAL RETURN 2                                      5.17%         2.76%       14.08%        5.60%         (2.26)%        5.89%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)                 $74,516       $74,068      $75,684      $58,345        $61,624       $68,050
Ratio of expenses to average net assets,
   net of waivers 3                                 0.85%         0.85%        0.85%        0.85%          0.85%         0.85%
Ratio of net investment income to
   average net assets, net of waivers 3             4.39%         4.71%        5.64%        6.01%          5.44%         5.32%
Ratio of expenses to average net assets,
   before waivers 3                                 0.85%         0.87%        0.99%        1.08%          1.07%         1.11%
Ratio of net investment income to
   average net assets, before waivers 3             4.39%         4.69%        5.50%        5.78%          5.22%         5.06%
Portfolio turnover rate 2                             17%           93%         140%          65%            91%           47%

1 COMMENCED OPERATIONS ON MARCH 31, 1998
2 NOT  ANNUALIZED -- FOR THE PERIODS LESS THAN A FULL YEAR
3 ANNUALIZED  -- FOR THE PERIODS LESS THAN A FULL YEAR
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.
THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

16 JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

                                                                                 LARGE CAP
                                                                                 VALUE FUND
                                           -----------------------------------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED       FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR     PERIOD
                                            APRIL 30, 2003     ENDED         ENDED        ENDED         ENDED          ENDED
                                              (UNAUDITED)  OCT. 31, 2002 OCT. 31, 2001 OCT. 31, 2000 OCT. 31, 1999 OCT. 31, 1998 1
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD           $  7.01        $  8.34       $   9.23      $ 10.06       $  9.59       $ 10.00
                                               -------        -------       --------      -------       -------       -------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                             0.06           0.10          0.07          0.08          0.07          0.03
Net realized and unrealized gain (loss)
   on investments                                 0.28          (1.20)        (0.19)         0.12          0.54         (0.42)
                                               -------        -------       --------      -------       -------       -------
     TOTAL FROM INVESTMENT OPERATIONS             0.34          (1.10)        (0.12)         0.20          0.61         (0.39)
                                               -------        -------       --------      -------       -------       -------

LESS DISTRIBUTIONS PAID:
From net investment income                       (0.06)         (0.09)        (0.08)        (0.08)        (0.07)        (0.02)
From capital gains                                  --          (0.14)        (0.69)        (0.95)        (0.07)           --
                                               -------        -------       --------      -------       -------       -------
     TOTAL DISTRIBUTIONS                         (0.06)         (0.23)        (0.77)        (1.03)        (0.14)        (0.02)
                                               -------        -------       --------      -------       -------       -------

NET ASSET VALUE, END OF PERIOD                 $  7.29        $  7.01       $  8.34       $  9.23       $ 10.06       $  9.59
                                               =======        =======       ========      =======       =======       =======

TOTAL RETURN 2                                    4.90%        (13.64)%       (1.58)%        2.34%         6.33%        (3.87)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)               $57,051        $48,022       $48,229       $41,580       $46,422       $40,933
Ratio of expenses to average net assets,
   net of waivers 3                               1.37%          1.40%         1.39%         1.41%         1.39%         1.45%
Ratio of net investment income to
   average net assets, net of waivers 3           1.80%          1.26%         0.83%         0.85%         0.66%         0.55%
Ratio of expenses to average net assets,
   before waivers 3                               1.37%          1.40%         1.39%         1.41%         1.39%         1.45%
Ratio of net investment income to
   average net assets, before waivers 3           1.80%          1.26%         0.83%         0.85%         0.66%         0.55%
Portfolio turnover rate 2                           27%            44%           76%           60%           76%           27%


                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 17

FINANCIAL HIGHLIGHTS

                                                                               SMALL CAP
                                                                              VALUE FUND
                                   ------------------------------------------------------------------------------------------------
                                               SIX MONTHS
                                                  ENDED     FISCAL YEAR   FISCAL YEAR  FISCAL YEAR   FISCAL YEAR     PERIOD
                                             APRIL 30, 2003    ENDED         ENDED        ENDED         ENDED         ENDED
                                               (UNAUDITED) OCT. 31, 2002 OCT. 31, 2001 OCT. 31, 2000 OCT. 31, 1999 OCT. 31, 1998 1
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD             $  9.13       $ 11.45      $  9.26      $  8.35        $  8.22       $ 10.00
                                                 -------       -------      -------      -------        -------       -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                               0.03          0.05         0.11         0.05           0.03            --
Net realized and unrealized gain (loss)
on investments                                      0.60         (0.97)        2.22         0.89           0.11         (1.78)
                                                 -------       -------      -------      -------        -------       -------
     TOTAL FROM INVESTMENT OPERATIONS               0.63         (0.92)        2.33         0.94           0.14         (1.78)
                                                 -------       -------      -------      -------        -------       -------
LESS DISTRIBUTIONS PAID:
From net investment income                         (0.06)        (0.09)       (0.06)       (0.03)         (0.01)           --
From capital gains                                    --         (1.31)       (0.08)          --             --            --
                                                 -------       -------      -------      -------        -------       -------
     TOTAL DISTRIBUTIONS                           (0.06)        (1.40)       (0.14)       (0.03)         (0.01)           --
                                                 -------       -------      -------      -------        -------       -------
NET ASSET VALUE, END OF PERIOD                   $  9.70       $  9.13      $ 11.45      $  9.26        $  8.35       $  8.22
                                                 =======       =======      =======      =======        =======       =======
TOTAL RETURN 2                                      6.91%       (10.09)%      25.35%       11.24%          1.67%       (17.80)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)                 $57,689       $60,177      $53,877       $34,315        $30,062       $22,831
Ratio of expenses to average net assets,
   net of waivers 3                                 1.34%         1.33%        1.41%        1.45%          1.47%         1.50%
Ratio of net investment income to
   average net assets, net of waivers 3             0.63%         0.64%        1.09%        0.50%          0.30%         0.03%
Ratio of expenses to average net assets,
   before waivers 3                                 1.34%         1.33%        1.41%        1.45%          1.47%         1.57%
Ratio of net investment income to
   average net assets, before waivers 3             0.63%         0.64%        1.09%        0.50%          0.30%        (0.04)%
Portfolio turnover rate 2                             30%           78%         107%          75%            83%            3%

1 COMMENCED OPERATIONS ON MARCH 31, 1998
2 NOT ANNUALIZED -- FOR THE PERIODS LESS THAN A FULL YEAR
3 ANNUALIZED -- FOR THE PERIODS LESS THAN A FULL YEAR
AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

18 JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

                                                                                    INTERNATIONAL
                                                                                     VALUE FUND
                                           ----------------------------------------------------------------------------------------
                                            SIX MONTHS
                                                ENDED      FISCAL YEAR   FISCAL YEAR   FISCAL YEAR   FISCAL YEAR    PERIOD
                                           APRIL 30, 2003     ENDED         ENDED        ENDED         ENDED        ENDED
                                             (UNAUDITED)  OCT. 31, 2002 OCT. 31, 2001 OCT. 31, 2000 OCT. 31, 1999 OCT. 31, 1998 1
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD          $  8.09        $  8.56       $  11.10      $ 10.47       $  8.97       $ 10.00
                                              -------        -------       --------      -------       -------       -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                            0.06           0.08           0.14         0.08          0.09          0.09
Net realized and unrealized gain (loss)
on investments                                   0.40          (0.51)         (2.06)        0.67          1.50         (1.12)
                                              -------        -------       --------      -------       -------       -------
     TOTAL FROM INVESTMENT OPERATIONS            0.46          (0.43)         (1.92)        0.75          1.59         (1.03)
                                              -------        -------       --------      -------       -------       -------
LESS DISTRIBUTIONS PAID:
From net investment income                      (0.07)         (0.04)         (0.07)       (0.09)        (0.09)           --
From capital gains                                 --             --          (0.55)       (0.03)           --            --
                                              -------        -------       --------      -------       -------       -------
     TOTAL DISTRIBUTIONS                        (0.07)         (0.04)         (0.62)       (0.12)        (0.09)           --
                                              -------        -------       --------      -------       -------       -------
NET ASSET VALUE, END OF PERIOD                $  8.48        $  8.09       $   8.56      $ 11.10       $ 10.47       $  8.97
                                              =======        =======       ========      =======       =======       =======
TOTAL RETURN 2                                   5.66%         (5.05)%       (18.33)%       7.15%        17.85%       (10.30)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (000s)              $42,068        $37,160        $31,465      $28,747       $25,918       $19,858
Ratio of expenses to average net assets,
   net of waivers 3                              1.72%          1.81%          1.85%        1.85%         1.85%         1.85%
Ratio of net investment income to
   average net assets, net of waivers 3          1.55%          0.92%          0.73%        0.71%         1.08%         1.85%
Ratio of expenses to average net assets,
   before waivers 3                              1.72%          1.81%          1.85%        1.85%         1.86%         1.96%
Ratio of net investment income to
   average net assets, before waivers 3          1.55%          0.92%          0.73%        0.71%         1.07%         1.74%
Portfolio turnover rate 2                           6%            35%            29%          40%           13%            6%

                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 19

NOTES TO THE FINANCIAL STATEMENTS APRIL 30, 2003 (UNAUDITED)

1. ORGANIZATION

JohnsonFamily Funds, Inc. (the "Company") was organized on January 27, 1998 as a Maryland corporation and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At April 30, 2003, the only series presently authorized are the JohnsonFamily Intermediate Fixed Income Fund, the JohnsonFamily Large Cap Value Fund, the JohnsonFamily Small Cap Value Fund and the JohnsonFamily International Value Fund, individually referred to as a "Fund" and collectively as the "Funds."

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A. USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

B. INVESTMENT VALUATION
Equity securities listed on a recognized U.S. or foreign securities exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Equity securities listed on a national market system are valued at the official closing price, or if there is none, at the last sales price. Unlisted equity securities for which market quotations are readily available will be valued at the most recent bid price. If events occur after the close of the securities exchange in which foreign securities are traded, and before the close of business of the International Value Fund, that are expected to materially effect the value of those securities, then they are valued at their fair market value taking these events into account. Equity securities listed on a recognized U.S. or foreign securities exchange for which there were no transactions are valued at the closing bid prices. Debt securities (other than short-term instruments) are valued at bid prices furnished by a pricing service. Debt instruments maturing within 60 days may be valued at amortized cost which approximates fair value. Securities for which market quotations are not readily available (of which there were none as of April 30,
2003) are valued at their fair value as determined in good faith by JohnsonFamily Funds Fair Value Committee pursuant to guidelines established by the Board of Directors.

C. FOREIGN CURRENCY TRANSLATIONS
The books and records of the International Value Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the dates of such transactions.

The International Value Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

The International Value Fund reports gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses are treated as ordinary income or loss for U.S. Federal income tax purposes.

20 JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) APRIL 30, 2003 (UNAUDITED)

D. FOREIGN CURRENCY EXCHANGE CONTRACTS
The International Value Fund is authorized to enter into foreign currency exchange contracts for the purchase of a specific foreign currency at a fixed price on a future date as a hedge against either specific transactions or portfolio positions. The objective of the Fund's foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund's foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. At April 30, 2003, the International Value Fund has no such contracts outstanding.

E. ORGANIZATIONAL COSTS
Costs incurred by the Funds in connection with their organization, registration and the initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years from the date upon which the Funds commenced their investment activities. If any of the original shares of the Funds, purchased by the initial shareholder are redeemed by any holder thereof prior to the end of the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized costs as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares of the Funds being redeemed by the total number of original shares outstanding at the time of redemption.

F. DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income, if any, will be declared and paid monthly for the Intermediate Fixed Income Fund, quarterly for the Large Cap Value Fund and annually for both the Small Cap Value and International Value Funds. Distributions of net realized gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

G. SECURITIES TRANSACTIONS AND INVESTMENT INCOME
For financial reporting purposes, investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Corporate actions for foreign securities are recorded as soon as the information is available to the Funds.

H. EXPENSES
The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory, distribution, and custodian fees. In fiscal 2001, the Funds began allocating administration fees equally among the portfolios. Certain expenses that are not directly attributable to a Fund are typically allocated equally among the Funds.

                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 21

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) APRIL 30, 2003 (UNAUDITED)

3. CAPITAL STOCK

Transactions in shares of capital stock were as follows:

                                                         FOR THE SIX MONTHS ENDED APRIL 30, 2003 (UNAUDITED)
                                                 INTERMEDIATE         LARGE CAP       SMALL CAP       INTERNATIONAL
                                               FIXED INCOME FUND      VALUE FUND      VALUE FUND        VALUE FUND
-------------------------------------------------------------------------------------------------------------------
Shares sold                                         1,274,789         1,520,354          783,169           969,271
Shares issued to holders in reinvestment
     of dividends                                      85,344            40,241           27,426            20,621
Shares redeemed                                    (1,528,466)         (581,656)      (1,454,911)         (621,707)
                                                   ----------         ---------       ----------        ----------
NET INCREASE (DECREASE)                              (168,333)          978,939         (644,316)          368,185
                                                   ==========         =========       ==========        ==========

                                                             FOR THE FISCAL YEAR ENDED OCTOBER 31, 2002
                                                 INTERMEDIATE         LARGE CAP       SMALL CAP       INTERNATIONAL
                                               FIXED INCOME FUND      VALUE FUND      VALUE FUND        VALUE FUND
-------------------------------------------------------------------------------------------------------------------
Shares sold                                         1,551,760         1,770,970        3,565,388         1,920,406
Shares issued to holders in reinvestment
     of dividends                                     189,948           133,898          611,786            10,673
Shares redeemed                                    (1,757,548)         (841,837)      (2,292,264)       (1,011,629)
                                                   ----------         ---------       ----------        ----------
NET INCREASE (DECREASE)                               (15,840)        1,063,031        1,884,910           919,450
                                                   ==========         =========       ==========        ==========

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding U.S. government and short-term securities, for the six months ended April 30, 2003, are as follows:

                  INTERMEDIATE      LARGE CAP      SMALL CAP     INTERNATIONAL
               FIXED INCOME FUND    VALUE FUND     VALUE FUND      VALUE FUND
--------------------------------------------------------------------------------
Purchases         $8,234,035       $18,958,345    $17,279,963      $3,615,009
Sales              8,204,013        12,750,952     23,150,427       2,042,595

Purchases and sales of U.S. government securities for the Intermediate Fixed Income Fund for the six months ended April 30, 2003, were $3,088,297 and $4,208,133, respectively.

5. FEDERAL TAX INFORMATION

Each Fund intends to continue to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of taxable income to its shareholders.

The Funds may periodically make reclassifications among certain of their capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

22 JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED) APRIL 30, 2003 (UNAUDITED)

As of October 31, 2002, for Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains as follows:

                                                                                               TOTAL CAPITAL
                                             EXPIRES           EXPIRES           EXPIRES      LOSS CARRYOVER
                                              2010              2009              2008           10/31/02
---------------------------------------------------------------------------------------------------------------
Intermediate Fixed Income Fund             $       --          $     --         $891,083        $  891,083
Large Cap Value Fund                          225,568                --               --           225,568
Small Cap Value Fund                          150,079                --               --           150,079
International Value Fund                    1,812,495           363,285               --         2,175,780

For Federal income tax purposes, the cost of securities owned at April 30, 2003, and the net realized gains or losses on securities sold for the period were different from amounts reported for financial reporting purposes, primarily due to wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2003, were as follows:

                                                                                                       NET
                                                                                                   UNREALIZED
                                                FEDERAL         APPRECIATED      DEPRECIATED      APPRECIATION
                                               TAX COST         SECURITIES       SECURITIES      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
Intermediate Fixed Income Fund               $71,214,574        $3,510,825    $       (800)      $ 3,510,025
Large Cap Value Fund                          64,242,553         3,042,851     (10,618,137)       (7,575,286)
Small Cap Value Fund                          63,202,381         4,455,276      (9,419,251)       (4,963,975)
International Value Fund                      45,405,805         2,695,238      (6,427,909)       (3,732,671)

6. REDEMPTION FEES

On July 26, 2001, the JohnsonFamily Funds Board of Directors approved the imposition of a 2.00% redemption fee applicable to all shares purchased after September 17, 2001 for the International Value Fund and October 10, 2001 for the Intermediate Fixed Income, Large Cap Value and Small Cap Value Funds, and redeemed by shareholders within 30 days of their purchase date. The redemption fee is intended to limit short-term trading in the Funds. Any proceeds of the fee will be credited to the assets of the Fund in which the shares were redeemed. For the six months ended April 30, 2003, $2, $9,723 and $755 in redemption fees were retained by the Large Cap Value, Small Cap Value, and International Value Funds, respectively.


7. INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS

Johnson Asset Management, Inc. ("JAM") is the investment adviser for the Funds. JAM manages the Funds' investments and its business operations under the overall supervision of the Funds' Board of Directors. As compensation for JAM's services, the Funds will pay the Adviser a monthly fee based on the Fund's average daily net assets at the annual rate of 0.45% for the Intermediate Fixed Income Fund, 0.75% for the Large Cap Value Fund and the Small Cap Value Fund and 0.90% for the International Value Fund.

Effective April 1, 2003, RNC Capital Management LLC (d/b/a RNC Genter Capital Management) ("RNC") serves as investment sub-advisor for the Intermediate Fixed Income Fund ("Fund"). For its services to the Fund, RNC is entitled to a monthly fee, at an annual rate of 1/12 of 0.20% of the average daily net assets of the Fund and paid to RNC by JAM.

                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 23

NOTES TO THE FINANCIAL STATEMENTS (CONCLUDED) APRIL 30, 2003 (UNAUDITED)

Under the investment advisory agreements, if the aggregate annual operating expenses (including the investment advisory fee and the administration fee, excluding interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 1.50% of the average daily net assets of the Intermediate Fixed Income Fund, or 2.50% of each of the Large Cap Value Fund, Small Cap Value Fund and International Value Fund, the Adviser will reimburse the Funds for the amount of such excess. Additionally, for the year ended October 31, 2003, the Adviser has voluntarily agreed to reimburse the Funds to the extent aggregate annual operating expenses exceed 0.85%, 1.45%, 1.50%, and 1.85% of the average daily net assets of the Intermediate Fixed Income Fund, Large Cap Value Fund, Small Cap Value Fund, and International Value Fund, respectively.

State Street Bank and Trust acts as custodian (the "Custodian") for the Funds. Fees of the Custodian are being paid based on the net assets of the Fund, and for transactional and out-of-pocket costs. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

8. ADMINISTRATION, SERVICE AND DISTRIBUTION PLAN

SEI Investments Global Funds Services (the "Administrator") serves as the Administrator to the Funds. The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to the higher of $300,000 or 0.18% of the first $250 million of the Funds' aggregate net assets; 0.12% of the next $250 million of the Funds' aggregate net assets; 0.10% of the Funds' aggregate net assets over $500 million.

SEI Investments Distribution Co. (the "Distributor") serves as the Distributor to the Funds. Pursuant to Rule 12b-1 under the 1940 Act, the Company has adopted a Service and Distribution Plan (the "Plan"). Under the Plan, each Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of other dealers, intended to result in the sale of shares of each Fund at an annual rate of up to 0.125% (0.25% prior to December
2001) of the Fund's average daily net assets for the Intermediate Fixed Income Fund and 0.25% of the Funds' average daily net assets for the Large Cap Value, Small Cap Value, and International Value Funds.

Forum Shareholder Services LLC serves as the Transfer Agent and dividend disbursing agent to the Funds.

9. LINE OF CREDIT

The Funds entered into an agreement which enables them to participate in a $7.5 million unsecured committed revolving line of credit with State Street Bank and Trust Company (the "Bank"). Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating portfolio based on its borrowings at a rate per annum equal to the Bank's overnight federal funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum payable at the end of each calendar quarter, is accrued by each Fund based on its average daily unused portion of the line of credit. For the six months ended April 30, 2003, the Funds had no borrowings under the agreement.

10. TRANSACTIONS WITH AFFILIATES

Certain officers of the Company are also officers of the Administrator and/or Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

11. MARKET RISKS

The International Value Fund invests primarily in securities of companies that are located in or conduct a substantial amount of their business in foreign countries, including emerging market countries. Prices of securities in foreign markets generally, and emerging markets in particular, have historically been more volatile than prices in U.S. markets. In addition, to the extent that the Fund focuses its investments in a particular region, the effects of political and economic events in that region on the value of an investment in the Fund will be magnified. Some countries in which the Fund may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

24 JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT

SHAREHOLDER VOTING RESULTS (UNAUDITED)

A special meeting of the shareholders of JohnsonFamily Intermediate Fixed Income Fund ("the Fund"), a series of JohnsonFamily Funds, Inc., registered under the Investment Company Act of 1940 (the "Company"), was held on March 31, 2003 to vote on the following matters:

         PROPOSAL 1
         To approve a new investment advisory agreement for the Fund between the Company and Johnson Asset Management, Inc. ("the Adviser").

                               Shares Voted      % of Shares Voted   % of Shares Outstanding
                               ------------      -----------------   -----------------------
         FOR                  7,143,823.136            97.954%               100.00%
         AGAINST                       0.00              0.00%                 0.00%
         ABSTAIN                       0.00              0.00%                 0.00%

         PROPOSAL 2
         To approve a sub-advisory agreement for the Fund, among the Company, the Adviser and RNC Capital Management LLC (d/b/a RNC Genter Capital Management) (the "Portfolio Manager").

                               Shares Voted      % of Shares Voted   % of Shares Outstanding
                               ------------      -----------------   -----------------------
         FOR                7,143,823.136              97.954%               100.00%
         AGAINST                     0.00                0.00%                 0.00%
         ABSTAIN                     0.00                0.00%                 0.00%

                                       JOHNSONFAMILY FUNDS SEMI-ANNUAL REPORT 25

NOTES

NOTES

NOTES

This report has been prepared for the general information of JohnsonFamily Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current JohnsonFamily Funds prospectus, which contains more complete information about JohnsonFamily Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

                                 [LOGO OMITTED]
                               JohnsonFamily Funds
                                  P.O. Box 515
                              Racine, WI 53401-0515

JFF-SA-002-0200

ITEM 2.    CODE OF ETHICS.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable - only effective for annual reports with periods ending on or after July 15, 2003.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable - only effective for annual reports with periods ending on or after December 15, 2003.

ITEMS 5-6.  (RESERVED)

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  (RESERVED)

ITEM 9.    CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of our evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEMS 10.  EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

--------------------------------------------------------------------------------

                                SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Johnson Family of Funds


By (Signature and Title)*                  \s\ Colette M. Wallner
                                           ----------------------
                                           Colette M. Wallner, President

Date 6/16/03





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  \s\ Colette M. Wallner
                                           ----------------------
                                           Colette M. Wallner, President


Date 6/30/03


By (Signature and Title)*                  \s\ Mark C. Behrens
                                           -------------------
                                           Mark C. Behrens, Treasurer

Date 6/30/03